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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercury Real Estate Advisors LLC
Address: Three River Road
         Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Malcolm F. MacLean IV
Title: Managing Member
Phone: (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut      February 14, 20076
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2

Form 13F Information Table Entry Total:                22

Form 13F Information Table Value Total: $440,131 (x 1000)


List of Other Included Managers:

   01  File Number 28-11653        David R. Jarvis

   02  File Number 28-11654        Malcolm F. MacLean IV

       Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          FORM 13F INFORMATION TABLE

                                                              Shares                                Voting    Voting    Voting
                                                               Prn    SH/ Put/ Investment  Other   Authority Authority Authority
Issuer                      Type         Cusip   Value x 1000  Amt    PRN Call Discretion Managers   Sole     Shared     None
------                 --------------- --------- ------------ ------- --- ---- ---------- -------- --------- --------- ---------
ALESCO FINL INC COM... REITS/RICS      14485106      24899    2317699 SH         OTHER     01/02    2317699      0         0
BARNWELL INDUSTRIES
 INC COM ST........... COMMON STOCK    68221100      32844    1371354 SH         OTHER     01/02    1371354      0         0
CALIFORNIA COASTAL
 CMNTYS INC........... COMMON STOCK    129915203     20258     944419 SH         OTHER     01/02     944419      0         0
CAPITAL PPTYS INC RI
 COM.................. COMMON STOCK    140430109      2478     103075 SH         OTHER     01/02     103075      0         0
CAPITAL SR LIVING CORP
 COM ST............... COMMON STOCK    140475104     27889    2621114 SH         OTHER     01/02    2621114      0         0
DIAMONDROCK
 HOSPITALITY CO CO.... REITS/RICS      252784301     11744     652100 SH         OTHER     01/02     652100      0         0
FELDMAN MALL
 PROPERTIES........... REITS/RICS      314308107     15939    1280253 SH         OTHER     01/02    1280253      0         0
LAS VEGAS SANDS CORP
 COM STK.............. COMMON STOCK    517834107     12805     143100 SH         OTHER     01/02     143100      0         0
LUM MORT CPTL REIT.... REITS/RICS      550278303     20997    2162400 SH         OTHER     01/02    2162400      0         0
MAXUS REALTY TRUST
 INC COM RE........... REITS/RICS      57774B109      1371     103456 SH         OTHER     01/02     103456      0         0
MGM MIRAGE COM STK.... COMMON STOCK    552953101      4961      86500 SH         OTHER     01/02      86500      0         0
NEW ENGLAND REALTY
 ASSOCIATES........... COMMON STOCK    644206104      9996     121900 SH         OTHER     01/02     121900      0         0
PICO HOLDINGS INC COM
 STK.................. COMMON STOCK    693366205     14330     412139 SH         OTHER     01/02     412139      0         0
RAIT FINANCIAL TRUST.. REITS/RICS      749227104    151302    4388119 SH         OTHER     01/02    4388119      0         0
SONESTA INTERNATIONAL
 HOTELS............... COMMON STOCK    835438409      7388     336105 SH         OTHER     01/02     336105      0         0
STRATEGIC HOTELS &
 RESORTS IN........... REITS/RICS      86272T106      6038     277100 SH         OTHER     01/02     277100      0         0
STREETTRACKS SPDR
 HOMEBUILDE........... US ETF'S--US TR 86330E745      1185      31700 SH         OTHER     01/02      31700      0         0
SUNSTONE HOTEL
 INVESTORS INC........ REITS/RICS      867892101      5028     188100 SH         OTHER     01/02     188100      0         0
TEXAS PACIFIC LAND
 TRUST COM............ COMMON STOCK    882610108     36255     167072 SH         OTHER     01/02     167072      0         0
VAIL RESORTS INC COM
 STK.................. COMMON STOCK    91879Q109     28129     627600 SH         OTHER     01/02     627600      0         0
VENTAS INC COM REIT... REITS/RICS      92276F100      2116      50000 SH         OTHER     01/02      50000      0         0
WINN-DIXIE STORE...... COMMON STOCK    974280307      2181     161556 SH         OTHER     01/02     161556      0         0